SUBSEQUENT EVENTS SUBSEQUENT EVENTS (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
28.  SUBSEQUENT EVENTS

In February 2014, we paid a cash distribution of $0.5225 per unit in respect of the three months ended December 31, 2013.

In March 2014, we completed our acquisition of interests in the company that owns and operates the FSRU, the Golar Igloo (see note 29).

In April 2014, we declared a cash distribution of $0.5225 per unit in respect of the three months ended March 31, 2014.